UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253

Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)

525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 6/30

Date of reporting period: 07/01/09 - 06/30/10

Item 1. Proxy Voting Record

========= Wells Fargo Advantage California Limited-Term Tax-Free Fund ==========

WELLS FARGO FUNDS TRUST

Ticker:                      Security ID:  94975H452
Meeting Date: NOV 9, 2009    Meeting Type: Special
Record Date:  AUG 7, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Change of Fundamental           For       For          Management
      Investment Policy

================ Wells Fargo Advantage California Tax-Free Fund ================

WELLS FARGO FUNDS TRUST

Ticker:                      Security ID:  94975H452
Meeting Date: NOV 9, 2009    Meeting Type: Special
Record Date:  AUG 7, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Change of Fundamental           For       For          Management
      Investment Policy

================= Wells Fargo Advantage Colorado Tax-Free Fund =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.

============= Wells Fargo Advantage Intermediate Tax/AMT-Free Fund =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.

================ Wells Fargo Advantage Minnesota Tax-Free Fund =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.

================== Wells Fargo Advantage Municipal Bond Fund ===================

There were no proxies voted in relation to the securities held in the Fund's portfolio.

============= Wells Fargo Advantage Short-Term Municipal Bond Fund =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.

========= Wells Fargo Advantage Ultra Short-Term Municipal Income Fund =========

There were no proxies voted in relation to the securities held in the Fund's portfolio.

================ Wells Fargo Advantage Wisconsin Tax-Free Fund =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.

========== END NPX REPORT

SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE
REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE
UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

WELLS FARGO FUNDS TRUST

*BY: /S/ KARLA M. RABUSCH

KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC, AND
EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: AUGUST 26, 2010

*BY: /S/ ANDREW OWEN

ANDREW OWEN, EXECUTIVE VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC.

*EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF
ATTORNEY INCORPORATED BY REFERENCE AND FILED AUGUST 31, 2007.